Goodwill (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill are as follows:

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2021	$1,525,135	$2,124,902	$3,650,037
Additions during the period (1)	—	284,239	284,239
Purchase price accounting adjustments (2)	—	(1,687)	(1,687)
Impairment	(613,003)	(592,728)	(1,205,731)
Foreign exchange	—	(14,049)	(14,049)
Balance as of March 31, 2022	$912,132	$1,800,677	$2,712,809

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2020	$1,503,307	$1,978,509	$3,481,816
Additions during the period (3)	23,077	—	23,077
Foreign exchange	—	(27,364)	(27,364)
Balance as of March 31, 2021	$1,526,384	$1,951,145	$3,477,529